WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.5%
Alabama - 3.5%
Black Belt Energy Gas District, AL, Gas Project Revenue Bonds, Series D-1, Refunding	5.500%	2/1/29	$200,000	$214,285	(a)(b)
Jefferson County, AL, Sewer Revenue:
Warrants, Series 2024, Refunding	5.250%	10/1/45	1,500,000	1,648,924
Warrants, Series 2024, Refunding	5.250%	10/1/49	2,000,000	2,171,905
Warrants, Series 2024, Refunding	5.500%	10/1/53	1,000,000	1,109,242
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/32	350,000	372,444

Total Alabama				5,516,800

Alaska - 0.8%
Anchorage, AK, Port Revenue, Series A	5.000%	12/1/50	250,000	257,539	(c)
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue:
Asset Backed Senior Bonds, Class 1, Series A	4.000%	6/1/36	400,000	412,556
Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/50	250,000	234,112
Asset Backed Senior Bonds, Class 2, Series B-1	4.000%	6/1/50	375,000	379,025

Total Alaska				1,283,232

Arizona - 4.4%
Arizona, AZ, IDA Revenue, Doral Academy Of Northern Nevada Project, Series A, Refunding	4.000%	7/15/51	500,000	379,911	(d)
Chandler, AZ, IDA Revenue:
Intel Corp. Project	3.800%	6/15/28	800,000	812,378	(a)(b)
Intel Corp. Project	4.100%	6/15/28	250,000	252,915	(a)(b)(c)
La Paz County, AZ, IDA Revenue, Charter School Solutions, Harmony Public School Project, Series A	5.000%	2/15/36	1,000,000	1,015,216	(d)
Maricopa County, AZ, IDA Revenue, Legacy Traditional Schools Project, Series 2019, Refunding	5.000%	7/1/49	500,000	475,150	(d)
Navajo Nation, AZ, Revenue, Series A, Refunding	5.500%	12/1/30	190,000	194,569	(d)
Phoenix, AZ, IDA Revenue:
Basis School Inc., Refunding	5.000%	7/1/35	1,000,000	1,004,288	(d)
Great Hearts Academies, Refunding	5.000%	7/1/41	1,200,000	1,201,028
Salt Verde, AZ, Financial Corp., Natural Gas Revenue, Series 2007	5.000%	12/1/37	1,500,000	1,632,154

Total Arizona				6,967,609

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report	1

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - 10.4%
Alameda, CA, Corridor Transportation Authority Revenue:
Convertible CAB, Series C, Refunding, AGM	5.000%	10/1/52	$600,000	$649,932
Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	515,409
Anaheim, CA, Public Financing Authority, Lease Revenue, Series A, Refunding	5.000%	5/1/46	2,000,000	2,009,880	(e)
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	500,000	529,895	(a)(b)
California State Community Housing Agency, Essential Housing Revenue, Stoneridge Apartments, Series A	4.000%	2/1/56	500,000	378,537	(d)
California State MFA Revenue, Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	700,000	710,657	(c)
California State PCFA Water Furnishing Revenue, San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	700,000	722,410	(d)
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	226,217
Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	100,000	99,999	(d)
California Statewide CDA Revenue:
Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	500,000	500,001	(d)
Provident Group-Pomona Properties LLC, Series A	5.750%	1/15/45	360,000	359,980	(d)
Inland Valley, CA, Development Agency, Successor Agency Tax Allocation Revenue, Series A, Refunding	5.000%	9/1/44	500,000	500,052
Mountain House Public Financing Authority, CA, Utility Systems Revenue, Green Bond, Series A, BAM	4.000%	12/1/45	750,000	758,466
M-S-R Energy Authority, CA, Natural Gas Revenue:
Series B	6.500%	11/1/39	1,000,000	1,296,986
Series C	7.000%	11/1/34	2,000,000	2,555,243
Series C	6.500%	11/1/39	2,000,000	2,593,972

See Notes to Schedule of Investments.

2	Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.250%	9/1/52	$300,000	$328,046
Community Facilities District No 2023-1	5.625%	9/1/53	530,000	544,083
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Second Series A, Refunding	5.000%	5/1/47	1,000,000	1,015,262	(c)
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/48	200,000	207,349

Total California				16,502,376

Colorado - 0.9%
Colorado State Health Facilities Authority Revenue, Commonspirit Health Initiatives, Series B-2	5.000%	8/1/26	250,000	257,760	(a)(b)
Colorado State High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	150,000	150,378
North Range, CO, Metropolitan District No 2, GO, Series A, Refunding	5.625%	12/1/37	500,000	505,751
Village Metropolitan District, CO, Limited & Special Revenue, Series 2020, Refunding and Improvements	5.000%	12/1/40	500,000	496,560

Total Colorado				1,410,449

Connecticut - 0.7%
Connecticut State Special Tax Revenue, Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	535,546
Connecticut State, GO, Series A	4.000%	4/15/37	600,000	619,521

Total Connecticut				1,155,067

Florida - 6.1%
Broward County, FL, Port Facilities Revenue:
Senior Bonds, Series B	4.000%	9/1/49	2,500,000	2,372,571	(c)
Series 2022	5.500%	9/1/52	1,000,000	1,083,211	(c)
Florida State Development Finance Corp., Educational Facilities Revenue:
Mater Academy Projects, Series A	5.000%	6/15/40	650,000	658,280
Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	250,000	253,186	(d)
Renaissance Charter School Inc. Projects, Series A	6.125%	6/15/46	215,000	216,479	(d)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report	3

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/28	$500,000	$509,776
Fort Pierce, FL, Utilities Authority Revenue, Series A, Refunding, AGM	4.000%	10/1/52	150,000	142,856
Miami-Dade County, FL, Aviation Revenue, Series A, Refunding	5.000%	10/1/49	650,000	669,162	(c)
Miami-Dade County, FL, Seaport Revenue, Senior Bonds, Series A, Refunding	5.250%	10/1/52	750,000	798,245	(c)
Orange County, FL, Health Facilities Authority Revenue, Orlando Health Inc., Series A	5.000%	10/1/53	250,000	267,226
Palm Beach County, FL, Health Facilities Authority Hospital Revenue:
Jupiter Medical Center Project, Series A	5.000%	11/1/39	350,000	365,898
Jupiter Medical Center Project, Series A	5.000%	11/1/47	1,515,000	1,563,930
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/41	100,000	84,165
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series A	5.000%	6/1/55	350,000	311,125
Reunion, FL, East Community Development District, Special Assessment Bond, Series A-2	7.375%	5/1/33	285,000	3	*(f)
Wildwood, FL, Village Community Development District No 15, Special Assessment Revenue	5.000%	5/1/43	350,000	355,156	(d)

Total Florida				9,651,269

Georgia - 1.0%
Georgia State Municipal Electric Authority, Power Revenue:
Plant Vogtle Units 3&4, Project M, Series A	5.250%	7/1/64	350,000	372,354
Plant Vogtle Units 3&4, Project P, Series A	5.000%	1/1/56	250,000	255,423
Plant Vogtle Units 3&4, Project P, Series A	5.500%	7/1/64	250,000	265,795
Project One, Subordinated, Series A, Refunding	5.000%	1/1/45	250,000	264,910
Main Street Natural Gas Inc., GA, Gas Project Revenue:
Series A	5.000%	5/15/43	150,000	154,311
Series C	5.000%	9/1/30	250,000	266,052	(a)(b)

Total Georgia				1,578,845

See Notes to Schedule of Investments.

4	Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - 15.4%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/42	$1,000,000	$1,025,220
Chicago, IL, Board of Education, GO:
Dedicated, Series H	5.000%	12/1/46	1,000,000	1,001,778
Series A	5.000%	12/1/39	1,250,000	1,287,993
Series C, Refunding, AGM	5.000%	12/1/32	1,750,000	1,851,341
Chicago, IL, GO:
Chicago Works, Series A	5.500%	1/1/39	550,000	601,165
Series A	5.000%	1/1/44	500,000	511,999
Series A, Refunding	5.000%	1/1/28	500,000	529,070
Series A, Refunding	6.000%	1/1/38	300,000	314,311
Series C, Refunding	5.000%	1/1/25	500,000	505,772
Chicago, IL, O’Hare International Airport Revenue:
General Senior Lien, Series C, Refunding	5.000%	1/1/44	500,000	529,951	(c)
Senior Lien, Series G	5.000%	1/1/42	500,000	510,032	(c)
Series A, Refunding	5.000%	1/1/31	1,500,000	1,514,382	(c)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Second Lien	5.000%	12/1/51	1,000,000	1,013,045
Second Lien, Series A, Refunding	5.000%	12/1/45	500,000	521,517
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A, Refunding	5.000%	1/1/47	300,000	306,067
Second Lien, Series B, Refunding	5.000%	1/1/38	500,000	514,111
Chicago, IL, Waterworks Revenue, Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	1,260,000	1,350,283
Illinois State Sports Facilities Authority Revenue, Sport Facilities Project, Series 2019, Refunding, BAM	5.000%	6/15/29	250,000	267,025
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	107,840
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	300,000	316,445
Series A	5.000%	3/1/37	1,250,000	1,371,821
Series A	5.000%	3/1/46	500,000	529,535
Series A, Refunding	5.000%	10/1/29	1,100,000	1,191,869
Series A, Refunding	5.000%	10/1/30	550,000	595,821
Series B, Refunding	5.000%	9/1/27	400,000	425,292
Series D	5.000%	11/1/27	1,150,000	1,226,327

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report	5

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A	5.000%	6/15/57	$350,000	$356,427
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	750,000	732,548
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/47	1,000,000	951,535
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	250,000	258,154
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	1,250,000	1,322,901
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	930,000	1,039,758

Total Illinois				24,581,335

Indiana - 1.5%
Indiana State Finance Authority Revenue:
BHI Senior Living Inc., Series A, Refunding	4.000%	11/15/41	500,000	445,315
Marion General Hospital, Series A	4.000%	7/1/45	200,000	188,131
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	201,551
Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/45	1,000,000	1,083,022	(g)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	7.000%	1/1/44	500,000	501,167	(c)

Total Indiana				2,419,186

Iowa - 1.1%
Iowa State Finance Authority Revenue:
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	750,000	788,193	(a)(b)
Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/50	700,000	733,026
Iowa State Tobacco Settlement Authority Revenue, Asset Backed Senior Bonds, Class 1, Series A-2, Refunding	4.000%	6/1/49	150,000	140,884

Total Iowa				1,662,103

Kentucky - 1.8%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,500,000	1,502,481	(a)(b)
Series C	4.000%	6/1/25	1,400,000	1,402,369	(a)(b)

Total Kentucky				2,904,850

See Notes to Schedule of Investments.

6	Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 1.1%
Louisiana State PFA, Lease Revenue:
Provident Group, Flagship Properties	5.000%	7/1/42	$700,000	$720,324
Provident Group, Flagship Properties, Series A	4.000%	7/1/49	500,000	481,052
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	400,000	379,520	(a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	250,000	238,191	(a)(b)

Total Louisiana				1,819,087

Maryland - 0.7%
Maryland State EDC Revenue:
Morgan State University Project	4.250%	7/1/50	350,000	320,211
Seagirt Marine Terminal Project, Series A	5.000%	6/1/44	400,000	414,244	(c)
Maryland State Health & Higher EFA Revenue, Frederick Health System	4.000%	7/1/40	300,000	300,060

Total Maryland				1,034,515

Massachusetts - 0.7%
Massachusetts State DFA Revenue:
Boston Medical Center, Sustainability Bonds, Series G, Refunding	5.250%	7/1/52	500,000	543,094
Northeastern University Issue, Refunding	5.000%	10/1/44	500,000	561,809

Total Massachusetts				1,104,903

Michigan - 1.1%
Detroit, MI, Downtown Development Authority Revenue, Catalyst Development, Series A, Refunding, AGM	5.000%	7/1/48	250,000	248,516
Detroit, MI, GO, Unlimited Tax, Series C	6.000%	5/1/43	700,000	786,343
Michigan State Finance Authority Revenue:
Henry Ford Health System, Series A	4.000%	11/15/50	400,000	368,992
Tobacco Settlement Asset Backed Senior Bonds, Series B-1, Refunding	5.000%	6/1/49	55,000	56,872
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	250,000	256,404	(c)

Total Michigan				1,717,127

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report	7

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - 1.7%
Missouri State HEFA Revenue, Senior Living Facilities, Lutheran Senior Services Projects, Refunding	5.000%	2/1/44	$750,000	$721,566
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills, Series A	5.875%	9/1/43	2,000,000	2,000,926

Total Missouri				2,722,492

Nebraska - 0.3%
Omaha, NE, Public Power District, Electric System Revenue, Series B, Refunding	4.000%	2/1/46	500,000	504,636

Nevada - 0.5%
State of Nevada Department of Business & Industry Revenue:
Charter School Lease Revenue, Somerset Academy, Series A	5.000%	12/15/35	300,000	300,937	(d)
Charter School Lease Revenue, Somerset Academy, Series A	5.125%	12/15/45	500,000	479,967	(d)

Total Nevada				780,904

New Hampshire - 0.2%
National Finance Authority, NH, Revenue, Presbyterian Senior Living Project, Series A	5.250%	7/1/48	350,000	360,782

New Jersey - 6.5%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating, Series A, Refunding	5.000%	12/1/24	105,000	105,416	(c)(h)
New Jersey State EDA Revenue:
Private Activity-The Goethals Bridge Replacement Project	5.375%	1/1/43	1,500,000	1,504,502	(c)
Special Facility, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	650,000	665,235	(c)
New Jersey State Higher Education, Student Assistance Authority Revenue, Subordinated, Series B-1	5.000%	12/1/44	640,000	636,248	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.250%	6/15/32	4,720,000	4,846,642
Transportation Program, Series BB	5.000%	6/15/44	1,000,000	1,048,978

See Notes to Schedule of Investments.

8	Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/28	$1,250,000	$1,371,375
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.250%	6/1/46	150,000	154,968

Total New Jersey				10,333,364

New Mexico - 0.1%
Santa Fe, NM, Retirement Facilities Revenue, EL Castillo Retirement Residences Project, Series A	5.000%	5/15/49	250,000	211,361

New York - 10.4%
Brookhaven, NY, Local Development Corp., Long Island Community Hospital Project, Series A	5.000%	10/1/34	735,000	815,919
Build NYC Resource Corp., NY, Revenue, East Harlem Scholars Academy Charter School Project	5.750%	6/1/62	300,000	305,702	(d)
MTA, NY, Transportation Revenue:
Green Bonds, Series E, Refunding	5.000%	11/15/30	250,000	280,919
Green Bonds, Series E, Refunding	4.000%	11/15/45	250,000	242,548
Series A-2	5.000%	5/15/30	400,000	432,351	(a)(b)
New York City, NY, GO, Subseries A-1	4.000%	8/1/40	750,000	757,159
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Refunding	4.000%	3/1/45	300,000	297,581
New York City, NY, TFA, Future Tax Secured
Revenue, Subordinated, Series F, Subseries F-1	5.000%	2/1/47	2,250,000	2,467,638
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan- Kettering Cancer Center, Series B-1	4.000%	7/1/51	500,000	487,501
New York State Liberty Development Corp., Liberty Revenue, 7 World Trade Center Project, Class 3, Refunding	3.500%	9/15/52	700,000	562,312
New York State Liberty Development Corp., Revenue, 3 World Trade Center Project, Class 1, Refunding	5.000%	11/15/44	1,205,000	1,206,382	(d)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series B	4.000%	1/1/45	750,000	741,650
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/33	750,000	773,328	(c)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report	9

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	Rate	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2020	4.375%	10/1/45	$250,000	$244,587	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	6.000%	4/1/35	400,000	449,613	(c)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project, Series 2023	5.625%	4/1/40	300,000	325,559	(c)
John F. Kennedy International Airport New Terminal One Project, Green Bonds	5.375%	6/30/60	3,250,000	3,403,118	(c)
John F. Kennedy International Airport Terminal 4 Project, Series C, Refunding	4.000%	12/1/42	500,000	484,570
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/41	300,000	300,165	(c)
LaGuardia Airport Terminal B Redevelopment Project, Series A	5.000%	7/1/46	500,000	500,064	(c)
Port Authority of New York & New Jersey Revenue, Consolidated Series 221	4.000%	7/15/45	1,000,000	971,402	(c)
Troy Capital Resource Corp., NY, Revenue, Rensselaer Polytechnic Institute Project, Series A, Refunding	4.000%	9/1/40	500,000	500,980

Total New York				16,551,048

North Carolina - 0.3%
North Carolina State Turnpike Authority, Monroe Expressway Toll Revenue, Series A, Refunding	5.000%	7/1/47	500,000	508,529

North Dakota - 0.3%
Grand Forks, ND, Health Care System Revenue, Altru Health System, Refunding, AGM	3.000%	12/1/46	600,000	464,649

Ohio - 1.1%
Buckeye, OH, Tobacco Settlement Financing Authority Revenue, Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	800,000	756,455
Ohio State Air Quality Development Authority Revenue, American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	350,000	310,360	(a)(b)(c)
Ohio State Private Activity Revenue, Portsmouth Bypass Project	5.000%	6/30/53	700,000	700,786	(c)

Total Ohio				1,767,601

See Notes to Schedule of Investments.

10	Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 0.3%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue, Montereau Inc. Project, Refunding	5.250%	11/15/37	$500,000	$503,367

Oregon - 0.3%
Clackamas County, OR, Hospital Facility Authority Revenue, Senior Living, Willamette View Project, Refunding	5.000%	11/15/37	500,000	493,593

Pennsylvania - 5.8%
Allegheny County, PA, HDA Revenue, University Pittsburgh Medical Center, Series A, Refunding	4.000%	7/15/39	350,000	349,643
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	45,000	45,732	(e)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	105,000	106,709	(e)
Diakon Lutheran Social Ministries 2015, Refunding	5.000%	1/1/28	200,000	201,341
Lancaster County, PA, IDA Revenue, Willow Valley Communities Project	5.000%	12/1/49	500,000	504,985
Lancaster County, PA, Convention Center Authority Revenue, Hotel Room Rental Tax, Series B, Refunding, County GTD	4.750%	5/1/57	500,000	503,483
Pennsylvania State Economic Development Financing Authority Revenue:
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.000%	12/31/32	565,000	640,104	(c)
Tax-Exempt Private Activity, The Penndot Major Bridges Package One Project	5.250%	6/30/53	2,600,000	2,763,376	(c)
Pennsylvania State Turnpike Commission Revenue, Subordinated, Series B, Refunding	5.000%	6/1/39	3,170,000	3,258,810
Philadelphia, PA, Authority for IDR:
Charter School Revenue, A String Theory Charter School Project	5.000%	6/15/40	400,000	402,142
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/38	500,000	530,586

Total Pennsylvania				9,306,911

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report	11

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - 4.0%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$240,000	$211,269
CAB, Restructured, Series A-1	0.000%	7/1/46	1,220,000	380,569
Restructured, Series A-1	4.550%	7/1/40	50,000	50,181
Restructured, Series A-1	4.750%	7/1/53	3,020,000	2,966,454
Restructured, Series A-1	5.000%	7/1/58	880,000	882,850
Restructured, Series A-2	4.329%	7/1/40	530,000	528,014
Restructured, Series A-2A	4.550%	7/1/40	1,380,000	1,384,987

Total Puerto Rico				6,404,324

South Carolina - 0.3%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	400,000	399,678

Tennessee - 0.8%
Clarksville, TN, Water, Sewer & Gas Revenue, Series A	4.000%	2/1/51	500,000	495,495
Metropolitan Government of Nashville & Davidson County, TN, Sports Authority Revenue, Series A, AGM	5.250%	7/1/53	350,000	386,785
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	400,000	400,616	(a)(b)

Total Tennessee				1,282,896

Texas - 5.7%
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, Series A	5.000%	12/1/46	200,000	201,258
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	500,000	504,378
Austin, TX, Airport System Revenue:
Series 2022	5.000%	11/15/52	300,000	313,093	(c)
Series B	5.000%	11/15/39	600,000	632,946	(c)
Central Texas Regional Mobility Authority Revenue, Senior Lien, Series B	4.000%	1/1/51	500,000	484,330
Gulf Coast, TX, IDA, Solid Waste Disposal Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	1,000,000	999,981	(c)
Love Field, TX, Airport Modernization Corp., General Airport Revenue:
Series 2017	5.000%	11/1/33	20,000	20,661	(c)
Series 2017	5.000%	11/1/36	20,000	20,546	(c)
New Hope Cultural Education Facilities Finance Corp., TX, Retirement Facility Revenue:
Westminster Manor Project	4.000%	11/1/49	400,000	347,631
Westminster Manor Project, Refunding	5.000%	11/1/40	1,000,000	1,001,956

See Notes to Schedule of Investments.

12	Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, Collegiate Housing Stephenville II LLC, Tartleton State University Project, Series A	5.000%	4/1/39	$1,165,000	$1,167,804	(e)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/56	350,000	262,791
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Retirement Services Inc. Project, Refunding	5.000%	11/15/37	700,000	709,563
Texas State, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series D	6.250%	12/15/26	430,000	447,842
Texas State Private Activity Bond Surface Transportation Corp. Revenue:
NTE Mobility Partners Segments 3 LLC, Senior Lien, Refunding	5.500%	6/30/41	300,000	322,025	(c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	1,000,000	1,006,373	(c)
Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/50	500,000	500,673	(c)
Willacy County, TX, Jail Public Facilities Corp. Project Revenue	7.500%	11/1/25	160,000	150,438

Total Texas				9,094,289

Utah - 1.4%
Salt Lake City, UT, Airport Revenue, Salt Lake City International Airport, Series A	5.250%	7/1/53	1,000,000	1,066,682	(c)
Utah State Charter School Finance Authority, Charter School Revenue:
Summit Academy Inc., Series A, Refunding, UT CSCE	5.000%	4/15/39	350,000	371,188
Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/42	250,000	254,735
Utah State Infrastructure Agency, Telecommunications Revenue, Series A	5.250%	10/15/33	550,000	574,369

Total Utah				2,266,974

Virginia - 1.5%
Virginia State Port Authority, Port Facilities Revenue:
Series B, Refunding	5.000%	7/1/41	250,000	253,180	(c)
Series B, Refunding	5.000%	7/1/45	300,000	302,893	(c)

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report	13

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Virginia - continued
Virginia State Small Business Financing Authority Revenue:
National Senior Campuses, Inc., Series A, Refunding	5.000%	1/1/34	$200,000	$212,598
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/37	1,000,000	1,085,671	(c)
Senior Lien, I-495 HOT Lanes Project, Refunding	5.000%	12/31/47	500,000	522,379	(c)

Total Virginia				2,376,721

Washington - 0.9%
Port of Seattle, WA, Intermediate Lien Revenue, Series 2022, Refunding	5.000%	8/1/41	500,000	536,038	(c)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series A-1, Refunding	4.000%	8/1/44	535,000	514,028
Seattle Cancer Care Alliance	4.000%	12/1/40	370,000	362,404

Total Washington				1,412,470

Wisconsin - 1.9%
Public Finance Authority, WI, Revenue:
Celanese Project, Series B, Refunding	5.000%	12/1/25	550,000	557,206	(c)
Cone Health, Series A	5.000%	10/1/52	300,000	315,926
Public Finance Authority, WI, Revenue Bonds, The Carmelite System Inc. Obligated Group, Refunding	5.000%	1/1/45	100,000	97,339
Public Finance Authority, WI, Student Housing Revenue:
Appalachian State University Project, Series A, AGM	4.000%	7/1/45	600,000	589,522
CHF Wilmington LLC, University of North Carolina at Wilmington Project, AGM	5.000%	7/1/53	1,000,000	1,026,805
University of Hawai’i Foundation Project, Green Bonds, Series A-1	4.000%	7/1/51	280,000	230,131	(d)
Wisconsin State HEFA Revenue, Bellin Memorial Hospital Inc., Series A	5.500%	12/1/52	250,000	274,651

Total Wisconsin				3,091,580

TOTAL MUNICIPAL BONDS (Cost - $150,335,435)				152,146,922

See Notes to Schedule of Investments.

14	Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS(i) - 3.3%
New York - 3.3%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2023, Subseries AA-1	5.250%	6/15/52	$1,440,000	$1,612,036
New York State Dormitory Authority, State Personal Income Tax Revenue, Series A	4.000%	3/15/45	1,740,000	1,727,960
New York State Urban Development Corp. Revenue, State Sales Tax, Series A	5.000%	3/15/47	1,800,000	1,999,592

TOTAL MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUSTS (Cost - $5,084,137)				5,339,588

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $155,419,572)				157,486,510

SHORT-TERM INVESTMENTS - 3.0%
MUNICIPAL BONDS - 2.9%
Florida - 0.6%
Gainesville, FL, IDR, Gainesville Hillel Inc., Series 2003, LOC-TD Bank N.A.	3.750%	5/1/33	900,000	900,000	(j)(k)

New Mexico - 2.0%
New Mexico State Hospital Equipment Loan Council, Hospital System Revenue, Presbyterian Health Care Services, Series B, Refunding, SPA - JPMorgan Chase & Co.	2.950%	8/1/34	3,200,000	3,200,000	(j)(k)

New York - 0.1%
New York City, NY, GO, Subseries F-6, SPA - JPMorgan Chase & Co.	3.100%	6/1/44	100,000	100,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA, Refunding, SPA-JPMorgan Chase & Co.	3.100%	6/15/50	100,000	100,000	(j)(k)

Total New York				200,000

Pennsylvania - 0.2%
Pennsylvania State Turnpike Commission Revenue, Second Series 2019, Refunding, LOC - TD Bank N.A.	4.700%	12/1/38	300,000	300,000	(j)(k)

TOTAL MUNICIPAL BONDS (Cost - $4,600,000)				4,600,000

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report	15

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.1%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $158,230)	5.275%	158,230	$158,230	(l)(m)

TOTAL SHORT-TERM INVESTMENTS (Cost - $4,758,230)			4,758,230

TOTAL INVESTMENTS - 101.8% (Cost - $160,177,802)			162,244,740
TOB Floating Rate Notes - (1.7)%			(2,730,000)
Other Liabilities in Excess of Other Assets - (0.1)%			(162,760)

TOTAL NET ASSETS - 100.0%			$159,351,980

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	The coupon payment on this security is currently in default as of January 31, 2024.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Bonds are generally escrowed to maturity by government securities and/or U.S. government agency securities.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)	Rate shown is one-day yield as of the end of the reporting period.

(m)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2024, the total market value of investments in Affiliated Companies was $158,230 and the cost was $158,230 (Note 2).

See Notes to Schedule of Investments.

16	Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

WESTERN ASSET MUNICIPAL HIGH INCOME FUND INC.

Schedule of investments (unaudited) (cont’d)	January 31, 2024

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HDA	— Housing Development Authority
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PFA	— Public Facilities Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

At January 31, 2024, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	19	3/24	$2,423,238	$2,455,156	$31,918

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal High Income Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund seeks high current income exempt from federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in intermediate and long-term municipal debt securities issued by state and local governments (“municipal obligations”). However, the Fund may invest in municipal obligations of any maturity. The Fund may invest up to 100% of its assets in municipal obligations rated below investment grade (commonly referred to as “junk bonds”). Investment grade securities are those rated in the Baa/BBB categories or above by at least one National Recognized Statistical Rating Organization that provides such a rating or unrated securities that the subadviser determined to be of comparable credit quality. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of pre-refunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

18	Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report	19

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$152,146,922	—	$152,146,922
Municipal Bonds Deposited in Tender Option Bond Trusts	—	5,339,588	—	5,339,588

Total Long-Term Investments	—	157,486,510	—	157,486,510

Short-Term Investments†:
Municipal Bonds	—	4,600,000	—	4,600,000
Money Market Funds	$158,230	—	—	158,230

Total Short-Term Investments	158,230	4,600,000	—	4,758,230

Total Investments	$158,230	$162,086,510	—	$162,244,740

Other Financial Instruments:
Futures Contracts††	$31,918	—	—	$31,918

Total	$190,148	$162,086,510	—	$162,276,658

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2024. The following transactions were effected in such company for the period ended January 31, 2024.

20	Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report

Notes to Schedule of Investments (unaudited) (continued)

	Affiliate Value at October 31, 2023	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2024
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$99,818	$528,634	528,634	$470,222	470,222	—	$872	—	$158,230

Western Asset Municipal High Income Fund Inc. 2024 Quarterly Report	21